UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one): | | is a restatement
                                   | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
Address:        225 Friend Street
                Suite 801
                Boston, MA  02114

Form 13F File Number: 28-10779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
Title:          President
Phone:          617.573.9550

Signature, Place, and Date of Signing:

/s/ George Putnam, III         Boston, MA                February 6, 2006
-----------------------        ------------              -----------------
     [Signature]              [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $129,200
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

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
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                                                      VALUE     SHARES OR SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications   Common            000886101  1,659        74,312             Sole         None           74,312
AK Steel Holding         Common            001547108  2,328       292,835             Sole         None          292,835
Alcatel                  ADR               013904305  2,588       208,675             Sole         None          208,675
AMR Corporation          Common            001765106  6,206       279,180             Sole         None          279,180
Atmel Corporation        Common            049513104  1,340       433,700             Sole         None          433,700
Broadwing                Common            11161E101  3,364       555,960             Sole         None          555,960
Brocade Communication    Common            111621108  2,443       600,260             Sole         None          600,260
CIENA                    Common            171779101  4,132     1,391,250             Sole         None        1,391,250
Colt Telecom             Common            196877104  2,431       649,991             Sole         None          649,991
Continental Airlines     Class B           210795308  4,955       232,625             Sole         None          232,625
Cypress Semiconductor    Common            232806109  2,613       183,400             Sole         None          183,400
DDI                      Common            233162304  3,818     4,019,098             Sole         None        4,019,098
Elan                     ADR               284131208  4,228       303,550             Sole         None          303,550
Electroglas              Common            285324109  1,484       511,850             Sole         None          511,850
Finisar                  Common            31787A101    624       300,000             Sole         None          300,000
Global Crossing Ltd      Common            G3921A175  1,677       104,642             Sole         None          104,642
Global Industries        Common            379336100  3,134       276,095             Sole         None          276,095
Goodyear Tire & Rubber   Common            382550101  4,282       246,380             Sole         None          246,380
Grey Wolf                Common            397888108  3,806       492,415             Sole         None          492,415
Input/Output             Common            457652105  2,957       420,670             Sole         None          420,670
JDS Uniphase             Common            46612J101  3,961     1,678,250             Sole         None        1,678,250
Key Energy               Common            492914106  3,065       227,550             Sole         None          227,550
Kulicke and Soffa        Common            501242101  1,749       197,800             Sole         None          197,800
Ladish Co., Inc.         Common            505754200  2,437       109,048             Sole         None          109,048
Loral                    Common            543881106    901        31,847             Sole         None           31,847
Lucent Technologies      Common            549463107  2,419       909,350             Sole         None          909,350
Metal Management         Common            591097209  1,689        72,615             Sole         None           72,615
Mpower Holding           Common            62473L309  2,566     1,859,470             Sole         None        1,859,470
Newpark Resources        Common            651718504  2,766       362,480             Sole         None          362,480
Nortel Networks          Common            656568102  2,837       927,200             Sole         None          927,200
Parker Drilling          Common            701081101  4,634       427,900             Sole         None          427,900
Paxson Communications    Common            704231109  1,674     1,860,505             Sole         None        1,860,505
Petroleum Geo-Services
  ASA                    ADR               716599105  6,402       206,580             Sole         None          206,580
Primedia                 Common            74157K101  3,415     2,120,995             Sole         None        2,120,995
Rite Aid                 Common            767754104  2,341       672,710             Sole         None          672,710
Six Flags                Common            83001P109    366        47,500             Sole         None           47,500
Tellabs                  Common            879664100  4,044       371,000             Sole         None          371,000
Time Warner Telecom      Common            887319101  4,306       437,206             Sole         None          437,206
U.S. Airways Group       Common            90341W908  5,232       140,872             Sole         None          140,872
Vitesse Semiconductor    Common            928497106  1,056       550,030             Sole         None          550,030
W.R. Grace               Common            38388F108  7,062       751,300             Sole         None          751,300
Zhone Technologies       Common            98950P108  2,894     1,364,935             Sole         None        1,364,935
Zilog Inc.               Common            989524301  1,315       538,933             Sole         None          538,933




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